ACQUISITIONS - Schedule of estimated fair values of the assets acquired and liabilities assumed (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill	$ 1,904.3	$ 1,695.7	$ 1,554.4
Perimeter 81 Ltd [Member]
Business Acquisition [Line Items]
Goodwill	322.8
Net assets acquired	23.7
Total	$ 503.1
Perimeter 81 Ltd [Member] | Core technology
Business Acquisition [Line Items]
Weighted Average Useful Life	8 years
Intangible assets	$ 99.6
Perimeter 81 Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life	2 years
Intangible assets	$ 57.0
Cyberint Ltd [Member]
Business Acquisition [Line Items]
Goodwill	133.4
Net assumed liabilities	(11.7)
Total	$ 188.6
Cyberint Ltd [Member] | Core technology
Business Acquisition [Line Items]
Weighted Average Useful Life	7 years
Intangible assets	$ 51.2
Cyberint Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life	1 year
Intangible assets	$ 15.7
Lakera Ai Ag [Member]
Business Acquisition [Line Items]
Goodwill	150.1
Net assets acquired	3.0
Total	$ 201.8
Lakera Ai Ag [Member] | Core technology
Business Acquisition [Line Items]
Weighted Average Useful Life	7 years
Intangible assets	$ 44.0
Lakera Ai Ag [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life	1 year
Intangible assets	$ 4.4
Lakera Ai Ag [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life	1 year
Intangible assets	$ 0.3
Veriti Security Ltd [Member]
Business Acquisition [Line Items]
Goodwill	58.5
Net assets acquired	1.8
Total	$ 92.5
Veriti Security Ltd [Member] | Core technology
Business Acquisition [Line Items]
Weighted Average Useful Life	7 years
Intangible assets	$ 19.8
Veriti Security Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life	5 years
Intangible assets	$ 12.4